Contractual Commitments: (Details Textual) (USD $)	0 Months Ended	2 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended					0 Months Ended	1 Months Ended	0 Months Ended
	Sep. 04, 2014 sqft	Feb. 28, 2013	Dec. 31, 2014	Dec. 31, 2013	Sep. 12, 2014	Jul. 16, 2014	Feb. 28, 2013	Jul. 23, 2014	Jun. 30, 2014	Jan. 31, 2014	Oct. 30, 2013	Nov. 01, 2014	Feb. 25, 2013	Oct. 09, 2014
Contractual Commitments And Contingencies [Line Items]
General Contractor Costs		$ 20,833
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			8 years 6 months
Area of Land	4,000
Description of Lessor Leasing Arrangements, Operating Leases	The lease commenced September 1, 2014 and expires December 1, 2017 and has two (2) one-year renewal options.
Accrued Rent	88,000
Operating Leases, Rent Expense			28,927
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 1.29	$ 1.47
Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees					400,000	20,000	50,000
Service Cost Paid Under Installment							4,167
Stock Option Entitled To Related Party							300,000
Stock Option Entitled To Related Party Purchase Price Per Share		$ 1.00					$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage							20.00%
Targeted Bonus Percentage Of Base Consulting Fees					50.00%
Consulting Fees Total					50,000
Freiman [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees					20,000
Freiman And Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees						20,000
Consulting Fees Reduced Amount						10,000
Share-based Compensation Arrangement by Share-based Payment Award, Description								options to purchase 400,000 shares of the Companys common stock for their roles as directors, Co-Chairmen of the Board and Co-Chief Executive Officers. Options to purchase 200,000 shares have an exercise price of $1.11 per share, or 110% of the Companys last trading price on July 23, 2014 and were fully vested upon grant. Options to purchase the remaining 200,000 shares have an exercise price of $2.22 per share based upon two times the exercise price of $1.11 per share and vest on a daily basis up to 25% per year through July 23, 2018
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 0.60
Executive Director - Pharmacology [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement									180,000
Targeted Bonus Percentage Of Base Salary									25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									50,000
Employment Contracts [Member] | Vice President - Commercial Operations [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement										210,000
Targeted Bonus Percentage Of Base Salary										35.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term										10 years
Employment Contracts [Member] | Chief Medical Officer and Vice President [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement										210,000
Targeted Bonus Percentage Of Base Salary										35.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term										10 years
Employment Contracts [Member] | Chief Financial Officer [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement											240,000
Increasing Decrease In Annual Salary											275,000
Bonus			50,000	35,000
Employment Contracts [Member] | Chief Financial Officer [Member] | Scenario, Forecast [Member]
Contractual Commitments And Contingencies [Line Items]
Targeted Bonus Percentage Of Base Salary			50.00%
Employment Contracts [Member] | Executive Vice President [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage												20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												5 years
Salaries, Wages and Officers' Compensation												325,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												250,000
Deferred Compensation Arrangement with Individual, Exercise Price												$ 0.71
Deferred Compensation Arrangement with Individual, Maximum Contractual Term												1 year
Employment Contracts [Member] | Executive Vice President [Member] | Deferred Bonus [Member]
Contractual Commitments And Contingencies [Line Items]
Monthly Signing Bonus												8,507
Salaries, Wages and Officers' Compensation												102,083
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage												50.00%
Employment Contracts [Member] | Qualifed Stock Option [Member] | Vice President - Commercial Operations [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										5 years
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage										20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period										100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price										$ 1.76
Employment Contracts [Member] | Qualifed Stock Option [Member] | Chief Medical Officer and Vice President [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage										25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										4 years
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage										25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			31,250							125,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price										$ 1.76
Severance Costs			217,000
Employment Contracts [Member] | Qualifed Stock Option [Member] | Chief Financial Officer [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage											25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										4 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											650,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term											10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price											$ 1.00
Non-Qualified Stock Options [Member] | Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term							10 years
Non-Qualified Stock Options [Member] | Freiman [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					50,000
Independent Contractor Agreement [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement													250,000
Annual Bonus Providing Under Agreement													50,000
Increasing Decrease In Annual Salary													300,000
Increasing Decrease In Annual bonus													100,000
Separation Agreement [Member] | Former President [Member]
Contractual Commitments And Contingencies [Line Items]
Reimbursement Of Attorney Fee														17,000
Deferred Compensation Arrangement with Individual, Compensation Expense														2,684
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount														233,000
Accrued Vacation														25,478
Supplemental Unemployment Benefits, Continuation of Health Care														2,974
Deferred Compensation Arrangement with Individual, Distributions Paid			$ 282,000
Series A Preferred Stock [Member] | Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Stock Option Entitled To Related Party		1,000,000